Income tax - Current and deferred portion of income tax (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 USD ($) company	Dec. 31, 2017 CNY (¥) company ¥ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income tax
Statutory income tax rate (as a percent)			34.00%	34.00%
Number of Companies' subsidiaries | company			10	10
Current and deferred portion of income tax expenses
Current tax expenses | ¥				¥ 675,396	¥ 762,540	¥ 414,952
Deferred tax			$ (4,463)	(29,035)	(30,553)	5,047
Total			$ 99,344	¥ 646,361	¥ 731,987	¥ 419,999
Minimum
Income tax
State income tax rate (as a percent)			5.00%	5.00%
Maximum
Income tax
State income tax rate (as a percent)			9.90%	9.90%
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)			15.00%	15.00%
Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)			15.00%	15.00%
Preferential tax rates decreased income taxes			$ (43,900)	¥ (285,900)
Preferential tax rate benefit | ¥ / shares				¥ 0.40
HNTEs
Income tax
Preferential tax rate (as a percent)			15.00%	15.00%
HNTEs | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
Hong Kong
Income tax
Statutory tax rate in the foreign (as a percent)			16.50%	16.50%
PRC
Income tax
Statutory income tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%